BUSINESS - Organization and Reverse Recapitalization (Details)	Feb. 23, 2021 $ / shares shares	Mar. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Common shares, par value | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Securities Exchange Agreement, Smartkem Limited
Purchase price (in dollars per share) | $ / shares	$ 1.40
Common shares, par value | $ / shares	$ 0.0001
Share exchange ratio	0.0676668
Securities Exchange Agreement, Smartkem Limited | Common stock A Shares
Share exchange ratio	0.0111907
Share exchange, number of shares issued or issuable	12,725,000
Shares exchange, number of shares exchanged	1,127,720,477
Management incentive options to purchase	124,497,910
Average share exchange ratio	0.011283825
Effect of reverse capitalization (in shares)	2,500,000